SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of Credit Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($) customer	Oct. 02, 2021 USD ($)
Concentration Risk [Line Items]
Number of largest customers | customer	1	1
Trade receivables	$ 32,758	$ 31,427	$ 75,314
Net sales | Customer concentration | Customer one
Concentration Risk [Line Items]
Concentration risk percentage	22.30%	25.70%
Trade receivables	$ 5,400	$ 12,000